Principal Accounting Policies - Equity Investments (Details)	12 Months Ended
Dec. 31, 2025
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Fair value practical expedient in ASC Topic 820	true
ASU 2016-1
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2018
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true